UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           -----------------------------------------------
 Address:   623 Fifth Ave., 27[th] Floor
           -----------------------------------------------
            New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     July 30, 2008
-------------------   --------------------   ---------------
    [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   27
                                          ---------------------------

 Form 13F Information Table Value Total:   $  167,586,149.25
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE



NAME OF ISSUER                    TITLE OF      CUSIP       VALUE (X      SHRS AMT   SECU- INVEST- OTHER       VOTING        VOTING
                                  CLASS                      $1000)                  RITY   MENT   MGRS       AUTHORITY      AUTHO-
                                                                                     TYPE  DISCRE-             NO. OF         RITY
                                                                                            TION               SHARES         SOLE/
                                                                                                                             SHARED/
                                                                                                                              NONE
ALLIED CAPITAL CORPORATION CMN    COM        01903Q 10 8                              SHRS   SOLE   N/A                       SOLE
                                                              347,250.00      25,000                                  25,000
APEX SILVER MINES                 ORD        G04074 10 3                              SHRS   SOLE   N/A                       SOLE
LIMITED  IS                                                   397,253.37      80,907                                  80,907
BEAZER HOMES USA                  COM        07556Q 10 5                              SHRS   SOLE   N/A                       SOLE
INC                                                           472,500.00      50,000                                  50,000
BUNGE LTD                         COM        G16961 10 5                              SHRS   SOLE   N/A                       SOLE
                                                              807,675.00       7,500                                   7,500
CANADIAN NATURAL                  COM        136385 10 1                              SHRS   SOLE   N/A                       SOLE
RESOURCES CMN                                                 432,481.68       4,381                                   4,381
CENTRAL FD CDA CL A               CLASS A    153501 10 1                              SHRS   SOLE   N/A                       SOLE
ISIN #CA1535011011  SE                                     34,984,943.00   2,701,540                               2,701,540
CENTRAL GOLD-TRUST                TR UNIT    153546 10 6                              SHRS   SOLE   N/A                       SOLE
CMN                                                         3,911,524.23     109,800                                 109,800
COMPTON PETROLEUM                 COM        204940 10 0                              SHRS   SOLE   N/A                       SOLE
CORP CMN                                                   13,438,689.77   1,060,048                               1,060,048
CENTRAL SUN                       COM        155432 10 7                              SHRS   SOLE   N/A                       SOLE
MINING INC - (GlenCairn)                                    8,211,729.83   4,194,141                               4,194,141
China FIN Online CO Ltd           SPONSORED  169379 10 4                              SHRS   SOLE   N/A                       SOLE
Sponsored ADR CMN                 ADR                         458,100.00      30,000                                  30,000
DECKERS OUTDOORS                  COM        243537 10 7                              SHRS   SOLE   N/A                       SOLE
CORPCMN                                                     2,088,000.00      15,000                                  15,000
GAMMON GOLD INC                   COM        36467T 10 6                              SHRS   SOLE   N/A                       SOLE
                                                           48,655,859.03   4,564,000                               4,564,000
Hovnanian Enterprises-A           CL A       44248720 3                               SHRS   SOLE   N/A                       SOLE
                                                               82,200.00      15,000                                  15,000
Imergent Inc                      COM        45247Q 90 0                              SHRS   SOLE   N/A                       SOLE
                                                              132,909.91      11,669                                  11,669
INDYMAC BANCORP INC               COM        456607 10 0                              SHRS   SOLE   N/A                       SOLE
                                                               15,500.00      25,000                                  25,000
ISHARES SILVER TRUST              ISHARES    46428Q 10 9                              SHRS   SOLE   N/A                       SOLE
                                                            2,770,538.87      16,049                                  16,049
Jaguar Mining Inc                 COM        47009M 10 3                              SHRS   SOLE   N/A                       SOLE
                                                           15,500,611.84   1,607,500                               1,607,500
MAG SILVER CORP                   COM        55903Q 10 4                              SHRS   SOLE   N/A                       SOLE
                                                              979,931.47     100,000                                 100,000
NEVSUN RESOURCES                  COM        64156L 10 1                              SHRS   SOLE   N/A                       SOLE
LTD CMN                                                     1,865,183.55     894,500                                 894,500
OREZONE RESOURCES INC             COM        685921 10 8                              SHRS   SOLE   N/A                       SOLE
                                                           12,313,606.46  10,226,300                              10,226,300
PENN WEST ENERGY TRUST            TR UNIT    707885 10 9                              SHRS   SOLE   N/A                       SOLE
                                                            1,498,217.60      44,386                                  44,386
STAR GAS PARTNERS L.P.            UNIT LTD   85512C 10 5                              SHRS   SOLE   N/A                       SOLE
                                  PARTNER                   4,157,423.64   1,490,116                               1,490,116
SPDR GOLD TRUST                   GOLD SHS   78463V 10 7                              SHRS   SOLE   N/A                       SOLE
                                                              502,700.00       5,500                                   5,500
ULTRASHORT QQQ                    ULTRA QQQ  74347R 20 6                              SHRS   SOLE   N/A                       SOLE
PROSHARES                         PSHS                      8,853,000.00     150,000                                 150,000
ULTRASHORT S&P500                 ULTRA S&P  74347R 10 7                              SHRS   SOLE   N/A                       SOLE
PROSHARES                         500                       4,111,800.00      60,000                                  60,000
UNICO AMERN CORP                  COM        904677 10 8                              SHRS   SOLE   N/A                       SOLE
                                                              268,920.00      29,880                                  29,880
Xinhua Finance Media              SPONSORED  983982 10 9                              SHRS   SOLE   N/A                       SOLE
Ltd-ADR                           ADR                         327,600.00     140,000                                 140,000

                                                          167,586,149.25



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